Note 5 - Land, Property and Equipment	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of property, plant and equipment [text block]
5.	Land, Property and Equipment

	Land ($)	Buildings and Camp Structures ($)	Office Equipment ($)	Right-of- Use Assets (Office and) warehouse space) ($)	Exploration Equipment ($)	Vehicles ($)	Total ($)
Cost
Balance at November 30, 2020	1,028	1,155	138	197	232	354	3,104
Additions	-	-	8	149	-	-	157
Change in reclamation estimate	-	55	-	-	-	-	55
Deconsolidation of GRC	-	-	(2)	-	-	-	(2)
Impact of foreign currency translation	(18)	(17)	(3)	2	(5)	(7)	(48)
Balance at November 30, 2021	1,010	1,193	141	348	227	347	3,266
Additions	-	-	35	216	-	-	251
Change in reclamation estimate	-	(88)	-	-	-	-	(88)
Disposition	-	-	-	(44)	-	-	(44)
Impact of foreign currency translation	50	58	10	(4)	13	18	145
Balance at November 30, 2022	1,060	1,163	186	516	240	365	3,530

Accumulated Depreciation
Balance at November 30, 2020	-	521	107	101	230	354	1,313
Depreciation	-	62	14	109	1	-	186
Impact of foreign currency translation	-	(8)	(3)	-	(5)	(7)	(23)
Balance at November 30, 2021	-	575	118	210	226	347	1,476
Depreciation	-	68	44	97	1	-	210
Disposition	-	-	-	(44)	-	-	(44)
Impact of foreign currency translation	-	31	8	(8)	13	18	62
Balance at November 30, 2022	-	674	170	255	240	365	1,704

Net Book Value
At November 30, 2021	1,010	618	23	138	1	-	1,790
At November 30, 2022	1,060	489	16	261	-	-	1,826